Common Stock	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
Common Stock	Common Stock
Common Stock
As of December 31, 2019 and 2020, the Company was authorized to issue 144.3 million shares of common stock with a $0.0001 per share par value. Each holder of a share of common stock is entitled to one vote for each share held at all meetings of stockholders and is entitled to receive dividends whenever funds are legally available and when declared by the board of directors subject to the preferential rights of holders of all classes of stock outstanding. The total common stock outstanding as of December 31, 2019 and 2020 was 29.6 million and 30.4 million shares, respectively.
The Company had reserved shares of common stock for issuance, on an as-converted basis, as follows (in thousands):

	December 31
	2019	2020
Conversion of redeemable convertible preferred stock	90,805	90,814
Common stock warrants outstanding	790	1,118
Stock options issued and outstanding	24,911	24,700
Shares available for future option grants	4,094	5,199
Total	120,600	121,831
Common Stock Warrants
On March 29, 2017, in connection with the acquisition of DogVacay, Inc. (“DogVacay”), the Company issued warrants to investors to purchase up to 26,000 shares of common stock at an exercise price of $3.23 to $3.41 per share. The warrants were valued at the date of acquisition at $20,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $1.52, a risk-free interest rate of 2.38%, a contractual term of 10 years, a dividend rate of 0% and a volatility of 54.9% and were recorded within additional paid-in capital in stockholders’ deficit. At December 31, 2020, the warrants were outstanding and due to expire August 2026 and March 2027.
On May 23, 2018, in conjunction with the credit facility described in Note 9—Debt, the Company issued to the lender a warrant to purchase up to 26,940 shares of common stock at an exercise price of $3.11 per share. The warrant was valued at the date of issuance at $50,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.11, a risk-free interest rate of 2.99%, a contractual term of 10 years, a dividend rate of 0%, and a volatility of 45.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was recorded as deferred financing costs and was amortized to interest expense over the remaining term of the amended credit facility. At December 31, 2020, the warrant was outstanding and due to expire on May 23, 2028.
On August 9, 2018, in conjunction with a consulting agreement, the Company issued to a consultant a warrant to purchase up to 487,816 shares of common stock at an exercise price of $3.11 per share. The warrant was valued at the date of issuance at $642,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.11, a risk-free interest rate of 2.78%, a contractual term of 4.88 years, a dividend rate of 0% and a volatility of 45.0% and is recognized ratably within general and administrative expense over the service period of the related consulting agreement. At December 31, 2020, the warrant was outstanding and due to expire and no longer be exercisable on the earlier of: (1) June 1, 2023 and (2) the closing of a transaction that constitutes a qualified acquisition, reorganization, merger or consideration, a sale of substantially all the assets of the Company, or any liquidation event.
On August 5, 2019, in conjunction with the subordinated credit facility described in Note 9—Debt, the Company issued warrants to two lenders to purchase up to 50,984 shares of common stock each at an exercise price of $3.52 per share. The warrants were valued at the date of issuance at $207,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.52, a risk-free interest rate of 1.74%, a contractual term of 10 years, a dividend rate of 0%, and a volatility of 46.3% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was initially recorded as deferred financing costs and will be reclassified to debt discount once amounts are borrowed under the agreement. The deferred financing costs and debt discount will be amortized to interest expense over the remaining term of the subordinated credit facility. At December 31, 2020, the warrants were outstanding and due to expire on August 5, 2029.
On August 5, 2019, in conjunction with the extension of the maturity date of the credit facility described in Note 9—Debt, the Company issued to the lender a warrant to purchase up to 13,470 shares of common stock at an exercise price of $3.11 per share. The warrant was valued at the date of issuance at $27,000 using the Black-Scholes option pricing model using an estimated per share fair value of common stock of $3.52, a risk-free interest rate of 1.74%, a contractual term of 8.75 years, a dividend rate of 0%, and a volatility of 46.3% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was initially recorded as deferred financing costs and the portion related to the term debt will be reclassified to debt discount once amounts are borrowed under the agreement. The deferred financing costs and debt discount will be amortized to interest expense over the remaining term of the credit facility. At December 31, 2020 the warrant was outstanding and due to expire on May 23, 2028.
On March 20, 2020, in conjunction with the borrowing of $30.0 million under the subordinated credit facility described in Note 9—Debt, the Company issued warrants to two lenders to purchase up to 94,686 shares of common stock each at an exercise price of $3.52 per share. The warrants were valued on the date of issuance at $189,000 using the Black-Scholes option pricing model using an estimated per share fair value of $3.53, a risk-free interest rate of 0.90%, a contractual term of 9.4 years, a dividend rate of 0%, and a volatility of 49.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of the common stock warrants was recorded as debt discount and will be amortized to interest expense over the remaining term of the subordinated credit facility. At December 31, 2020, the warrants were outstanding and due to expire on August 5, 2029.
On March 20, 2020, in conjunction with the borrowing of $15.0 million under the credit facility growth capital advance component described in Note 9—Debt, the Company issued to the lender a warrant to purchase 139,192 shares of common stock at an exercise price of $3.11 per share. The warrants were valued on the date of issuance at $276,000 using the Black-Scholes option pricing model using an estimated per share fair value of $3.53, a risk-free interest rate of 0.86%, a contractual term of 8.2 years, a dividend rate of 0%, and a volatility of 49.0% and were recorded within additional paid-in capital in stockholders’ deficit. The fair value of common stock warrants was recorded as a debt discount and will be amortized to interest expense over the remaining term of the credit facility. At December 31, 2020 the warrants were outstanding and due to expire on May 23, 2028.Stockholders’ Equity
Common Stock
On August 2, 2021, the Company’s Class A common stock and Public Warrants began trading on the Nasdaq Global Select Market under the ticker symbols “ROVR” and “ROVW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 990,000,000 shares of Class A common stock with a par value of $0.0001 per share. As of September 30, 2021, the Company had 157.6 million shares of Class A common stock issued and outstanding.
Prior to the Merger, Legacy Rover had outstanding shares of Series A, Series B, Series C, Series D, Series D-1, Series E, Series F, and Series G redeemable convertible preferred stock. Upon the Closing, each share of Legacy Rover redeemable convertible preferred stock was converted to one share of Legacy Rover common stock. Holders of the outstanding Legacy Rover common stock received shares of the Company’s Class A common stock in an amount determined by application of the Exchange Ratio, as discussed in Note 3—Reverse Recapitalization.
The Company had reserved shares of Class A common stock for issuance, on an as-converted basis, as follows (in thousands):

	September 30, 2021	December 31, 2020
Conversion of redeemable convertible preferred stock	—	90,814
Common stock warrants outstanding	—	1,118
Private Warrants	2,574	—
Public Warrants	5,500	—
Rover Earnout Shares	19,734	—
Sponsor Earnout Shares	492	—
Stock options issued and outstanding	19,955	24,700
Shares available for future equity grants	17,258	5,199
Total	65,513	121,831
Preferred Stock
Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 10,000,000 shares of preferred stock having a par value of $0.0001 per share. The Company’s board of directors has the authority to issue preferred stock and to determine the rights, preferences, privileges, and restrictions, including voting rights, of those shares. As of September 30, 2021, no shares of preferred stock were issued and outstanding.
The Company had outstanding redeemable convertible preferred stock as of December 31, 2020 as follows (in thousands, except per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issuance Price Per Share	Net Carrying Value	Liquidation Preference
Series A	8,710	9,040	$0.4478	$3,325	$4,048
Series B	14,104	14,639	0.6528	9,397	9,556
Series C	12,431	12,903	1.1238	14,596	14,500
Series D	7,677	7,968	2.0080	14,036	16,000
Series D-1	3,359	3,486	2.0078	6,981	7,000
Series E	11,021	11,439	3.4969	39,906	40,000
Series F	11,772	12,218	5.3199	64,833	65,000
Series G	18,537	19,121	$7.2536	137,353	138,698
Total	87,611	90,814		$290,427	$294,802
As of September 30, 2021 all redeemable convertible preferred stock had been converted to Class A common stock of the Company.
Dividend
Class A common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.